Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of April 30, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (3.8%)
Ecolab Inc.	2,324,177	427,835
Air Products & Chemicals Inc.	1,767,083	363,648
PPG Industries Inc.	1,897,966	223,011
Nucor Corp.	2,457,087	140,226
^ International Flavors & Fragrances Inc.	857,940	118,216
Westlake Chemical Corp.	1,033,756	72,104
RPM International Inc.	1,059,185	64,240
Albemarle Corp.	850,958	63,873
Royal Gold Inc.	526,994	45,880
Balchem Corp.	259,740	26,366
Quaker Chemical Corp.	107,265	24,008
Sensient Technologies Corp.	340,245	23,858
HB Fuller Co.	409,258	20,041
Stepan Co.	181,013	16,751
Hawkins Inc.	85,799	3,167
		1,633,224
Consumer Goods (10.8%)
Procter & Gamble Co.	16,453,297	1,751,947
NIKE Inc. Class B	10,127,616	889,509
Colgate-Palmolive Co.	6,932,767	504,636
VF Corp.	3,182,888	300,496
Hormel Foods Corp.	4,301,233	171,791
Clorox Co.	1,031,162	164,707
McCormick & Co. Inc.	986,436	151,882
Church & Dwight Co. Inc.	1,978,423	148,283
Brown-Forman Corp. Class B	2,477,650	132,034
Genuine Parts Co.	1,174,204	120,403
Hasbro Inc.	1,012,512	103,134
Columbia Sportswear Co.	548,780	54,862
Polaris Industries Inc.	490,345	47,269
Lancaster Colony Corp.	221,252	32,902
J&J Snack Foods Corp.	151,083	23,747
Nu Skin Enterprises Inc. Class A	445,602	22,668
^ Tootsie Roll Industries Inc.	319,949	12,424
Andersons Inc.	261,591	8,554
		4,641,248
Consumer Services (20.0%)
Walmart Inc.	16,380,166	1,684,536
Comcast Corp. Class A	36,338,360	1,581,809
McDonald's Corp.	6,157,463	1,216,530
Costco Wholesale Corp.	3,544,027	870,165
Lowe's Cos. Inc.	6,460,293	730,918
TJX Cos. Inc.	9,956,675	546,422
Walgreens Boots Alliance Inc.	7,590,625	406,630
Ross Stores Inc.	2,981,613	291,184
Sysco Corp.	4,131,140	290,708
McKesson Corp.	1,543,372	184,047
Kroger Co.	6,418,368	165,465

AmerisourceBergen Corp. Class A	1,698,364	126,970
Tiffany & Co.	980,736	105,743
Rollins Inc.	2,632,448	101,797
FactSet Research Systems Inc.	306,034	84,426
Casey's General Stores Inc.	294,512	38,979
Cracker Barrel Old Country Store Inc.	193,478	32,647
Aaron's Inc.	540,722	30,113
Monro Inc.	266,383	22,331
Hillenbrand Inc.	503,079	21,642
John Wiley & Sons Inc. Class A	386,922	17,868
Matthews International Corp. Class A	256,450	10,273
International Speedway Corp. Class A	191,449	8,447
		8,569,650
Financials (11.4%)
Visa Inc. Class A	10,947,020	1,800,018
Chubb Ltd.	3,687,995	535,497
S&P Global Inc.	2,000,154	441,354
Travelers Cos. Inc.	2,119,183	304,633
Aflac Inc.	6,037,007	304,144
T. Rowe Price Group Inc.	1,900,909	204,348
Franklin Resources Inc.	4,099,370	141,797
Cincinnati Financial Corp.	1,310,951	126,087
WR Berkley Corp.	1,472,542	90,267
Torchmark Corp.	897,453	78,671
American Financial Group Inc.	718,561	74,393
Brown & Brown Inc.	2,250,431	71,451
Erie Indemnity Co. Class A	371,592	70,350
SEI Investments Co.	1,236,551	67,330
Commerce Bancshares Inc.	894,236	54,039
RenaissanceRe Holdings Ltd.	339,540	52,751
Cullen/Frost Bankers Inc.	506,725	51,529
Assurant Inc.	496,299	47,148
BOK Financial Corp.	526,329	45,864
Prosperity Bancshares Inc.	561,860	41,375
Hanover Insurance Group Inc.	326,455	39,374
Axis Capital Holdings Ltd.	672,770	38,247
Evercore Inc. Class A	329,883	32,140
RLI Corp.	358,128	29,127
UMB Financial Corp.	401,165	28,025
Community Bank System Inc.	411,928	27,377
American Equity Investment Life Holding Co.	728,323	21,420
BancFirst Corp.	262,344	14,796
Westamerica Bancorporation	216,476	13,902
Tompkins Financial Corp.	122,928	9,917
1st Source Corp.	207,704	9,727
Bank of Marin Bancorp	112,011	4,744
		4,871,842
Health Care (11.9%)
Johnson & Johnson	11,866,762	1,675,587
Abbott Laboratories	14,131,879	1,124,332
Medtronic plc	10,805,645	959,649
Stryker Corp.	2,998,316	566,412
Becton Dickinson and Co.	2,164,780	521,149
West Pharmaceutical Services Inc.	596,932	73,894
Perrigo Co. plc	1,092,926	52,373
Chemed Corp.	128,453	41,976

Ensign Group Inc.	424,044	21,847
Healthcare Services Group Inc.	594,016	20,107
Atrion Corp.	14,912	13,123
National HealthCare Corp.	122,711	9,256
		5,079,705
Industrials (27.6%)
Union Pacific Corp.	5,816,008	1,029,666
United Technologies Corp.	6,933,316	988,760
Accenture plc Class A	5,128,680	936,856
3M Co.	4,632,676	877,938
Lockheed Martin Corp.	2,273,392	757,790
Caterpillar Inc.	4,630,610	645,600
Automatic Data Processing Inc.	3,504,907	576,172
CSX Corp.	6,562,255	522,552
General Dynamics Corp.	2,319,038	414,458
Illinois Tool Works Inc.	2,639,837	410,838
Raytheon Co.	2,270,790	403,270
FedEx Corp.	2,100,274	397,918
Northrop Grumman Corp.	1,365,646	395,914
Waste Management Inc.	3,409,565	365,983
Sherwin-Williams Co.	745,982	339,295
Roper Technologies Inc.	833,589	299,842
Republic Services Inc. Class A	2,587,585	214,304
Cintas Corp.	841,116	182,640
Stanley Black & Decker Inc.	1,217,763	178,524
Fastenal Co.	2,302,292	162,427
WW Grainger Inc.	447,972	126,328
Dover Corp.	1,166,135	114,328
Broadridge Financial Solutions Inc.	930,733	109,948
Expeditors International of Washington Inc.	1,381,182	109,693
Jack Henry & Associates Inc.	620,948	92,559
CH Robinson Worldwide Inc.	1,101,079	89,187
JB Hunt Transport Services Inc.	874,907	82,661
Graco Inc.	1,329,829	68,154
Nordson Corp.	463,517	67,650
Carlisle Cos. Inc.	460,842	65,172
Toro Co.	853,880	62,461
AO Smith Corp.	1,140,807	59,972
Robert Half International Inc.	958,138	59,491
AptarGroup Inc.	506,300	56,321
Hubbell Inc. Class B	439,323	56,058
Donaldson Co. Inc.	1,028,943	55,090
Sonoco Products Co.	803,883	50,693
HEICO Corp.	429,421	45,317
Lincoln Electric Holdings Inc.	508,751	44,399
ITT Inc.	703,206	42,579
MSA Safety Inc.	310,078	34,081
MSC Industrial Direct Co. Inc. Class A	363,307	30,391
Regal Beloit Corp.	344,212	29,286
Silgan Holdings Inc.	888,385	26,598
ABM Industries Inc.	532,825	20,231
Brady Corp. Class A	395,375	19,290
Franklin Electric Co. Inc.	372,455	18,198
Badger Meter Inc.	234,183	12,992
McGrath RentCorp	194,552	12,062
Tennant Co.	145,904	9,685
Lindsay Corp.	86,628	7,363

Gorman-Rupp Co.			210,419	7,007
Cass Information Systems Inc.			118,448	5,843
				11,791,835
Technology (8.7%)
Microsoft Corp.			14,473,542	1,890,245
Texas Instruments Inc.			7,550,708	889,700
Analog Devices Inc.			2,963,317	344,456
Xilinx Inc.			2,036,858	244,708
Microchip Technology Inc.			1,906,569	190,447
Harris Corp.			949,064	159,917
				3,719,473
Telecommunications (0.1%)
Telephone & Data Systems Inc.			856,977	27,320

Utilities (5.5%)
NextEra Energy Inc.			3,847,145	748,039
Xcel Energy Inc.			4,137,018	233,741
WEC Energy Group Inc.			2,538,101	199,063
Eversource Energy			2,550,389	182,761
American Water Works Co. Inc.			1,454,035	157,312
CMS Energy Corp.			2,280,085	126,659
Evergy Inc.			2,048,614	118,451
Atmos Energy Corp.			940,440	96,245
Alliant Energy Corp.			1,899,278	89,703
UGI Corp.			1,398,625	76,239
Aqua America Inc.			1,433,245	55,983
Portland General Electric Co.			718,128	37,565
New Jersey Resources Corp.			714,116	35,763
Southwest Gas Holdings Inc.			427,019	35,524
Black Hills Corp.			482,802	35,129
Spire Inc.			408,180	34,365
American States Water Co.			295,989	21,065
California Water Service Group			386,872	19,494
MGE Energy Inc.			279,104	18,920
Northwest Natural Holding Co.			232,607	15,559
SJW Group			228,611	14,188
Chesapeake Utilities Corp.			131,818	12,212
Middlesex Water Co.			132,167	7,664
				2,371,644
Total Common Stocks (Cost $31,638,203)				42,705,941
	Coupon		Shares
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	2.545%		494,463	49,451
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	2.412%	6/20/19	8,000	7,974
Total Temporary Cash Investments (Cost $57,427)				57,425
Total Investments (99.9%) (Cost $31,695,630)				42,763,366

Other Assets and Liabilities-Net (0.1%)3				30,492
Net Assets (100%)				42,793,858

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,778,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,844,000 of collateral received for securities on loan.
4 Securities with a value of $3,738,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	565	83,295	2,186

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Dividend Appreciation Index Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,705,941	—	—
Temporary Cash Investments	49,451	7,974	—
Futures Contracts—Assets[1]	158	—	—
Total	42,755,550	7,974	—
1 Represents variation margin on the last day of the reporting period.